Revenue (Tables) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of disaggregated revenues

	June 30, 2024	June 30, 2023
Subscription revenues (over-time)	$870,672	$1,437,065
One-off contracts revenue	24,852	4,868
Total	$895,524	$1,441,933

	2023	2022
Subscription revenues (over-time)	$2,807,442	$2,522,489
One-off contracts revenue	95,317	-
Storage and delivery revenue	-	5,228
Total	$2,902,759	$2,527,717

Schedule of deferred revenue

	June 30, 2024	December 31, 2023
Deferred revenue, beginning of the period	$264,348	$609,698
Revenue deferred	142,777	385,609
Revenue earned	(159,718)	(730,959)
Deferred revenue, as of the end of the period	$247,407	$264,348

	2023	2022
Deferred revenue, beginning of the period	$609,698	$58,335
Revenue deferred	385,609	1,354,837
Revenue earned	(730,959)	(803,473)
Deferred revenue, as of the end of the period	$264,348	$609,698